CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2014 Class A ordinary shares USD ($)	Dec. 31, 2014 Class A ordinary shares CNY	Dec. 31, 2013 Class A ordinary shares CNY	Dec. 31, 2014 Class B ordinary shares USD ($)	Dec. 31, 2014 Class B ordinary shares CNY	Dec. 31, 2013 Class B ordinary shares CNY	Dec. 31, 2014 Parent company USD ($)	Dec. 31, 2014 Parent company CNY	Dec. 31, 2013 Parent company USD ($)	Dec. 31, 2013 Parent company CNY	Dec. 31, 2012 Parent company CNY	Dec. 31, 2011 Parent company CNY	Dec. 31, 2014 Parent company Class A ordinary shares USD ($)	Dec. 31, 2014 Parent company Class A ordinary shares CNY	Dec. 31, 2013 Parent company Class A ordinary shares CNY	Dec. 31, 2014 Parent company Class B ordinary shares USD ($)	Dec. 31, 2014 Parent company Class B ordinary shares CNY	Dec. 31, 2013 Parent company Class B ordinary shares CNY
Current assets:
Cash and cash equivalents	$ 615,792	3,820,742	$ 284,341	1,764,221	1,655,857	2,292,538							$ 401,450	2,490,838	$ 167,448	1,038,947	831,208	1,925,447
Short-term investments	648,100	4,021,199		1,409,439									442,866	2,747,807		1,409,439
Licensed copyrights, net	35,482	220,152		107,708									3,180	19,729		12,102
Due from subsidiaries	20,179	125,204											634,419	3,936,317		1,193,761
Prepayments and other assets	18,972	117,716		91,276									349	2,165		3,358
Total current assets	1,715,605	10,644,642		4,750,906									1,482,264	9,196,856		3,657,607
Non-current assets:
Licensed copyrights, net	81,419	505,173		259,230									3,889	24,127		37,144
Intangible assets, net	141,105	875,502		891,150									128	796		826
Prepayments and other assets	69,526	431,377		207,396									16,498	102,364		578
Investments in subsidiaries													777,860	4,826,311		5,324,422
Total non-current assets	1,037,394	6,436,619		5,806,117									798,375	4,953,598		5,362,970
TOTAL ASSETS	2,752,999	17,081,261		10,557,023									2,280,639	14,150,454		9,020,577
Current liabilities:
Accounts payable	90,741	563,009		213,825									8,251	51,192		20,288
Accrued expenses and other liabilities	268,852	1,668,122		1,110,706									894	5,546		15,496
Total current liabilities	446,019	2,767,367		1,351,273									9,145	56,738		35,784
Total liabilities	481,505	2,987,545		1,572,230									9,145	56,738		35,784
Shareholders' equity:
Ordinary shares							32	201	154	8	48	49							32	201	154	8	48	49
Additional paid-in capital	3,042,661	18,878,497		11,058,360									3,042,661	18,878,497		11,058,360
Treasury stock (at cost, nil and 289,472,400 as of December 31,2013 and December 31,2014, respectively)	(297,504)	(1,845,892)											(297,504)	(1,845,892)
Accumulated deficit													(430,086)	(2,668,512)		(1,830,986)
Accumulated other comprehensive loss	(43,617)	(270,626)		(242,784)									(43,617)	(270,626)		(242,784)
Total shareholders' equity	2,271,494	14,093,716		8,984,793	9,377,911	4,204,461							2,271,494	14,093,716		8,984,793
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 2,752,999	17,081,261		10,557,023									$ 2,280,639	14,150,454		9,020,577